Equity - Summary of Assumptions Based on Observable Market Conditions Existed at Issue Date (Details)				1 Months Ended	12 Months Ended
	Dec. 30, 2025 $ / shares	Nov. 25, 2025 USD ($) $ / shares	Nov. 25, 2025 AUD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Nov. 25, 2025 $ / shares shares
Disclosure Of Reserves Within Equity [Line Items]
Share Price (in USD/AUD per share)	$ 3.20			$ 3.20
Fair value | $		$ 1,398,806			$ 6,501,806	$ 5,723,883
Number of warrants at issue date | shares			400,000				400,000
Number of shares warrants granted to purchase (in shares) | shares			1,600,000		884,838	884,838	1,600,000
Warrants
Disclosure Of Reserves Within Equity [Line Items]
Fair value per warrant (in dollars per share)					$ 7.3480	$ 6.4688
Fair value | $					$ 6,501,806	$ 5,723,883
USD
Disclosure Of Reserves Within Equity [Line Items]
Fair value per warrant (in dollars per share)		$ 10.7592
Fair value | $		$ 430,368
USD | Warrants
Disclosure Of Reserves Within Equity [Line Items]
Share Price (in USD/AUD per share)		$ 16.06			$ 13.53	$ 10.89
Exercise Price (in USD/AUD per share)					$ 14.36	$ 14.36	$ 16.25
Expected Term		3 years 6 months	3 years 6 months		2 years 6 months	4 years
Dividend Yield		0.00%	0.00%		0.00%	0.00%
Expected Volatility		92.68%	92.68%		91.04%	93.43%
Risk Free Interest Rate		3.78%	3.78%		4.34%	3.99%
AUD
Disclosure Of Reserves Within Equity [Line Items]
Fair value per warrant (in dollars per share)			$ 1.3546
Fair value | $			$ 2,167,348
AUD | Warrants
Disclosure Of Reserves Within Equity [Line Items]
Share Price (in USD/AUD per share)			$ 2.38
Exercise Price (in USD/AUD per share)			$ 2.52
Expected Term		3 years 6 months	3 years 6 months
Dividend Yield		0.00%	0.00%
Expected Volatility		74.99%	74.99%
Risk Free Interest Rate		3.92%	3.92%